Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Actual return		$ 16	$ 15	$ 16
Sensitivity analysis		Sensitivity for significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation by one percentage, keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.
Gratuity and Pensions
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation		$ 122	111
Fair value of plan assets		111	94
Net defined benefit obligation		11	17
Amount contributed under benefit plan		28	27	24
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Amount contributed under benefit plan		49	35	34
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit obligation		33	20
Amount contributed under benefit plan		118	$ 90	$ 90
Impact of defined benefit obligation from 0.25% increase in expected rate of returns on plan assets		12
Impact of defined benefit obligation from 0.25% decrease in expected rate of returns on plan assets		$ 15
Percentage of increase/decrease in expected rate of returns on plan assets that impact defined benefit obligation by $12 million and $15 million		0.25%
Events After Reporting Period | Gratuity and Pensions
Disclosure Of Defined Benefit Plans [Line Items]
Expected contribution to gratuity trusts	$ 30